Offerings	Jan. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value
Amount Registered | shares	3,750,000
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 15,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.50
Offering Note	In the event of a stock split, stock dividend, or similar transaction involving our Ordinary Shares, the number of shares registered shall automatically be increased to cover the additional shares of Ordinary Shares issuable pursuant to Rule 416 under the Securities Act of 1933, as amended (“Securities Act”).

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Security Type	Equity
Security Class Title	Underwriter's Warrants
Offering Note	In the event of a stock split, stock dividend, or similar transaction involving our Ordinary Shares, the number of shares registered shall automatically be increased to cover the additional shares of Ordinary Shares issuable pursuant to Rule 416 under the Securities Act of 1933, as amended (“Securities Act”).

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

No fee required pursuant to Rule 457(g) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Security Type	Equity
Security Class Title	Ordinary Shares underlying Underwriter's Warrants
Amount Registered | shares	187,500
Proposed Maximum Offering Price per Unit	4.80
Maximum Aggregate Offering Price	$ 900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 124.29
Offering Note	In the event of a stock split, stock dividend, or similar transaction involving our Ordinary Shares, the number of shares registered shall automatically be increased to cover the additional shares of Ordinary Shares issuable pursuant to Rule 416 under the Securities Act of 1933, as amended (“Securities Act”).

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Represents Ordinary Shares underlying one or more warrants (the “Underwriter’s Warrants”) issuable to the representative of the several underwriters to purchase up to an aggregate of 5% of the Ordinary Shares sold in the offering at an exercise price of 120% of the public offering price per share. The Underwriter’s Warrants will be exercisable upon issuance, will have a cashless exercise provision and will terminate three and one half years from the commencement of sales of the public offering.